Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table
As required by the SEC rules and aligned with Item 402(v) of Regulation S-K, detail is provided in the pay versus performance table. The table represents the relationship between our Principal Executive Officer (“PEO”) and Non-PEO NEOs compensation actually paid (“CAP”) with respect to key financial performance measures of the company. For additional information regarding Allstate’s pay for performance philosophy and how the company aligns NEO compensation, refer to the CD&A beginning on page 67.

			Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)		Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(3)		Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($ in millions)	Performance Net Income ($ in millions)
2023	$16,487,957	$8,025,133	$4,477,500	$2,968,301	$138	$158	$(316)	$1,122
2022	$15,005,001	$30,035,131	$3,498,306	$4,852,665	$130	$149	$(1,416)	$(426)
2021	$19,066,920	$27,585,626	$5,548,209	$7,666,840	$110	$131	$1,485	$3,689
2020	$21,126,386	$26,023,346	$5,228,904	$6,270,236	$100	$101	$5,461	$4,967

Named Executive Officers, Footnote [Text Block]
(1)	The totals reflected align with the data reported in the Summary Compensation Table as shown on page 89. Mr. Wilson (Chair, President, and CEO) is represented as the Principal Executive Officer (“PEO”) for each year reported. The Non-PEO NEO column represents Allstate’s NEOs for each respective year. The employees included in Non-PEO NEOs for each year are noted below:

2023	2022	2021	2020
Jesse Merten	Mario Rizzo	Glenn Shapiro	Mario Rizzo
John Dugenske	Glenn Shapiro	Don Civgin	Glenn Shapiro
Suren Gupta	Don Civgin	John Dugenske	Don Civgin
Mario Rizzo	John Dugenske	Mario Rizzo	John Dugenske
Jesse Merten
Suren Gupta
Bob Toohey

Peer Group Issuers, Footnote [Text Block]
(3)	Our peer group used for the TSR calculation is the same as our compensation benchmarking peer group, as displayed in the CD&A on page 73. Our 2023 peer group has been modified from that which was utilized in our pay versus performance disclosure for 2022. Pursuant to SEC guidance, all peer TSR values in the Pay Versus Performance table have been calculated utilizing our 2023 peer group, and 2023 peer TSR utilizing the 2022 peer group is displayed below.

PEO Total Compensation Amount	$ 16,487,957	$ 15,005,001	$ 19,066,920	$ 21,126,386
PEO Actually Paid Compensation Amount	$ 8,025,133	30,035,131	27,585,626	26,023,346
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

CAP has been calculated in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect actual amount of compensation earned, realized, or received by the company NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described below. The calculation of CAP requires adjustments to amounts previously reported in the Summary Compensation Table for the years represented. The adjustments made to the PEO and Non-PEO NEOs to determine fair value for 2023 are noted in the table below.

		2023		2022		2021		2020
Compensation Actually Paid Component		PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO
Summary Compensation Table (SCT) Total		$16,487,957	$4,477,500	$15,005,001	$3,498,306	$19,066,920	$5,548,209	$21,126,386	$5,228,904
Deduction:	SCT change in Actuarial Value of Pension Value	$—	$(119,512)	$—	$(51,781)	$(697,929)	$(65,931)	$(3,116,842)	$(189,278)
Deduction:	SCT Stock Award Amount	$(7,883,165)	$(1,973,067)	$(6,868,175)	$(1,523,242)	$(6,335,804)	$(1,617,742)	$(7,312,094)	$(1,685,460)
Deduction:	SCT Option Award Amount	$(4,986,008)	$(1,010,746)	$(4,293,494)	$(871,876)	$(4,304,994)	$(1,099,217)	$(4,404,993)	$(1,015,376)
Addition:	Pension Service Cost	$161,803	$50,465	$235,050	$46,723	$238,310	$62,348	$217,343	$56,961
Addition:	Change in fair value, during the fiscal year, of unvested equity awards at the beginning of the fiscal year that vested during the fiscal year	$(2,085,752)	$(344,544)	$3,039,030	$521,581	$(454,767)	$(110,761)	$3,712,366	$218,942
Addition:	Change in fair value, during the fiscal year, of unvested equity awards at the beginning of the fiscal year that remained unvested at year-end	$(7,028,704)	$(1,309,355)	$7,695,232	$1,338,444	$6,922,985	$1,592,057	$6,802,340	$1,581,275
Addition:	Fair value, at the end of the year, of equity awards granted during the fiscal year that remain unvested at year-end	$13,359,001	$3,197,559	$15,222,487	$2,083,563	$13,150,905	$3,357,877	$8,998,841	$2,074,267
Deduction:	Fair value of unvested equity awards at the beginning of the fiscal year that were forfeiture during the fiscal year	$—	$—	$—	$(189,054)	$—	$—	$—	$—
Compensation Actually Paid		$8,025,133	$2,968,301	$30,035,131	$4,852,665	$27,585,626	$7,666,840	$26,023,346	$6,270,236

Non-PEO NEO Average Total Compensation Amount	$ 4,477,500	3,498,306	5,548,209	5,228,904
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,968,301	4,852,665	7,666,840	6,270,236
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)

CAP has been calculated in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect actual amount of compensation earned, realized, or received by the company NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described below. The calculation of CAP requires adjustments to amounts previously reported in the Summary Compensation Table for the years represented. The adjustments made to the PEO and Non-PEO NEOs to determine fair value for 2023 are noted in the table below.

		2023		2022		2021		2020
Compensation Actually Paid Component		PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO
Summary Compensation Table (SCT) Total		$16,487,957	$4,477,500	$15,005,001	$3,498,306	$19,066,920	$5,548,209	$21,126,386	$5,228,904
Deduction:	SCT change in Actuarial Value of Pension Value	$—	$(119,512)	$—	$(51,781)	$(697,929)	$(65,931)	$(3,116,842)	$(189,278)
Deduction:	SCT Stock Award Amount	$(7,883,165)	$(1,973,067)	$(6,868,175)	$(1,523,242)	$(6,335,804)	$(1,617,742)	$(7,312,094)	$(1,685,460)
Deduction:	SCT Option Award Amount	$(4,986,008)	$(1,010,746)	$(4,293,494)	$(871,876)	$(4,304,994)	$(1,099,217)	$(4,404,993)	$(1,015,376)
Addition:	Pension Service Cost	$161,803	$50,465	$235,050	$46,723	$238,310	$62,348	$217,343	$56,961
Addition:	Change in fair value, during the fiscal year, of unvested equity awards at the beginning of the fiscal year that vested during the fiscal year	$(2,085,752)	$(344,544)	$3,039,030	$521,581	$(454,767)	$(110,761)	$3,712,366	$218,942
Addition:	Change in fair value, during the fiscal year, of unvested equity awards at the beginning of the fiscal year that remained unvested at year-end	$(7,028,704)	$(1,309,355)	$7,695,232	$1,338,444	$6,922,985	$1,592,057	$6,802,340	$1,581,275
Addition:	Fair value, at the end of the year, of equity awards granted during the fiscal year that remain unvested at year-end	$13,359,001	$3,197,559	$15,222,487	$2,083,563	$13,150,905	$3,357,877	$8,998,841	$2,074,267
Deduction:	Fair value of unvested equity awards at the beginning of the fiscal year that were forfeiture during the fiscal year	$—	$—	$—	$(189,054)	$—	$—	$—	$—
Compensation Actually Paid		$8,025,133	$2,968,301	$30,035,131	$4,852,665	$27,585,626	$7,666,840	$26,023,346	$6,270,236

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP vs Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]
CAP vs Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP vs Performance Net Income

Tabular List [Table Text Block]

Financial Measures: The Allstate executive compensation programs reflect the pay-for-performance culture and supports shareholder alignment while also incentivizing our executives as noted throughout the CD&A beginning on page 67. For the annual and long-term incentive programs, the committee uses performance measures that (1) align with the company’s strategy, operating principles and priorities, and shareholder interest, (2) support the achievement of corporate goals, and (3) reflect the company’s overall performance. The most important performance measures used to understand CAP with respect to company’s performance for Allstate NEOs for this most recently completed fiscal year are as follows:

Performance Net Income (PNI)
Performance Net Income Return on Equity (PNI ROE)
Total Premiums
Relative Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 138	130	110	100
Peer Group Total Shareholder Return Amount	158	149	131	101
Net Income (Loss) Attributable to Parent	$ (316,000,000)	$ (1,416,000,000)	$ 1,485,000,000	$ 5,461,000,000
Company Selected Measure Amount	1,122,000,000	(426,000,000)	3,689,000,000	4,967,000,000
PEO Name	Mr. Wilson	Mr. Wilson	Mr. Wilson	Mr. Wilson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Performance Net Income (PNI)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Performance Net Income Return on Equity (PNI ROE)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Premiums
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (TSR)
P E O Deduction Sct Change In Actuarial Value Of Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (697,929)	$ (3,116,842)
Non P E O Deduction Sct Change In Actuarial Value Of Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(119,512)	(51,781)	(65,931)	(189,278)
P E O Deduction S C T Stock Award Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,883,165)	(6,868,175)	(6,335,804)	(7,312,094)
Non P E O Deduction S C T Stock Award Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,973,067)	(1,523,242)	(1,617,742)	(1,685,460)
P E O Deduction S C T Option Award Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,986,008)	(4,293,494)	(4,304,994)	(4,404,993)
Non P E O Deduction S C T Option Award Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,010,746)	(871,876)	(1,099,217)	(1,015,376)
P E O Addition Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	161,803	235,050	238,310	217,343
Non P E O Addition Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,465	46,723	62,348	56,961
P E O Additionchange In Fair Value During The Fiscal Year Of Unvested Equity Awards At The Beginning Of The Fiscal Year That Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,085,752)	3,039,030	(454,767)	3,712,366
Non P E O Additionchange In Fair Value During The Fiscal Year Of Unvested Equity Awards At The Beginning Of The Fiscal Year That Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(344,544)	521,581	(110,761)	218,942
P E O Addition Change In Fair Value During The Fiscal Year Of Unvested Equity Awards At The Beginning Of The Fiscal Year That Remained Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,028,704)	7,695,232	6,922,985	6,802,340
Non P E O Addition Change In Fair Value During The Fiscal Year Of Unvested Equity Awards At The Beginning Of The Fiscal Year That Remained Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,309,355)	1,338,444	1,592,057	1,581,275
P E O Addition Fair Value At The End Of The Year Of Equity Awards Granted During The Fiscal Year That Remain Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,359,001	15,222,487	13,150,905	8,998,841
Non P E O Addition Fair Value At The End Of The Year Of Equity Awards Granted During The Fiscal Year That Remain Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,197,559	2,083,563	3,357,877	2,074,267
P E O Deduction Fair Value Of Unvested Equity Awards At The Beginning Of The Fiscal Year That Were Forfeiture During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non P E O Deduction Fair Value Of Unvested Equity Awards At The Beginning Of The Fiscal Year That Were Forfeiture During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (189,054)	$ 0	$ 0